Consolidated Balance Sheets CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Current assets
Cash and cash equivalents (note 4)	CAD 2,513	CAD 1,319
Accounts receivable (notes 5, 24)	1,186	1,036
Income taxes receivable	164	186
Inventories (note 6)	1,513	1,558
Prepaid expenses	145	135
Restricted cash (notes 7, 16)	95	84
Current assets	5,616	4,318
Non-current assets
Restricted cash (note 7, 16)	97	72
Exploration and evaluation assets (note 8)	838	1,066
Property, plant and equipment, net (note 9)	24,078	24,593
Goodwill (note 10)	633	679
Investment in joint ventures (note 11)	1,238	1,128
Long-term income taxes receivable	242	232
Other assets (note 12)	185	172
Total Assets	32,927	32,260
Current liabilities
Accounts payable and accrued liabilities (note 14)	3,033	2,226
Short-term debt (note 15)	200	200
Long-term debt due within one year (note 15)	0	403
Contribution payable due within one year (note 11)	0	146
Asset retirement obligations (note 16)	274	218
Current liabilities	3,507	3,193
Non-current liabilities
Long-term debt (note 15)	5,240	4,736
Other long-term liabilities (note 17)	1,237	1,020
Asset retirement obligations (note 16)	2,252	2,573
Deferred tax liabilities (note 18)	2,724	3,111
Total Liabilities	14,960	14,633
Shareholders’ equity
Contributed surplus	2	0
Retained earnings	9,207	8,457
Accumulated other comprehensive income	580	989
Non-controlling interest	11	11
Total Shareholders’ Equity	17,967	17,627
Total Liabilities and Shareholders’ Equity	32,927	32,260
Common shares
Shareholders’ equity
Issued capital	7,293	7,296
Preferred shares
Shareholders’ equity
Issued capital	CAD 874	CAD 874